EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Acquisition of controlling interest in TPL Insurance
On July 14, 2026, Jazz International Holding Limited (“JIHL”), a subsidiary of VEON, announced the completion of the acquisition of a controlling interest in TPL Insurance Limited (“TPL Insurance”), a Pakistan-based general insurance company offering motor, health, fire, property and other insurance products through its digital platform. Following the completion of the transaction, JIHL now holds 76.33% of TPL Insurance’s issued share capital, including 6.67% acquired through the mandatory tender offer. The total consideration paid for shares acquired from TPL Corp Limited and through the mandatory tender offer was US$16. As of the date of the interim condensed consolidated financial statements, the initial purchase price allocation under IFRS 3 has not yet been completed and, accordingly, the estimated financial impact of the transaction is not yet available.
Repayment of US$210 Term Loan
On July 24, 2026, VEON repaid ahead of its scheduled maturity of March 2027 the principal amount of US$210, together with accrued interest of US$1, outstanding under the facility agreement entered into on March 27, 2025, with a consortium of international lenders, including Industrial and Commercial Bank of China ("ICBC"), Standard Bank and leading Gulf Cooperation
Council ("GCC") banks.